Organization and Business Operation (Details Textual) ₪ in Thousands, $ in Thousands		12 Months Ended
	Apr. 11, 2018 ILS (₪)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 11, 2018 USD ($)	Apr. 11, 2018 ILS (₪)	Dec. 31, 2014 USD ($)
Organization and Business Operation (Textual)
Escrow deposit		$ 11,900
Reverse merger transaction cost		6,300
Restricted trust amount		81,300
Conversion of stock, amount		$ 21,600
Conversion of stock, shares | shares		213,676
Transaction cost		$ 2,000
Accounts payable and accrued expenses			$ 70
Working capital		19,000
Accumulated deficit		(17,972)	(8,861)
Cash and cash equivalents		1,944	11,840	$ 25,829			$ 11,709
Net loss		$ (9,111)	$ (8,053)	$ 14,753
Description of line of credit or loan		On February 21, 2018 the Controlling Shareholders executed an irrevocable undertaking (the "Undertaking") for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from, March 1, 2018, a $3.0 million line of credit or loan in favor of the Group.
Accounts payable and accrued expenses		$ 7,800
Line of credit interest rate		0.50%
Negative working capital		$ 556
Forecast [Member]
Organization and Business Operation (Textual)
Line of credit					$ 3,100	₪ 11,000
Semi-annual bank commission | ₪	₪ 27,500
Controlling Shareholders [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger | shares		1,621,327
Equity interest in acquired		63.00%
Reverse merger, description		One occasion during the 60 day period following the third anniversary of the closing of the Reverse Merger, to put to INC all or part of his pro rata portion of 117,327 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $101.0 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by INC to fund the payment of the purchase price for the put option if it is exercised.
Service fees		$ 18,100
Migdal [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger | shares		48,000
Service fees		$ 1,200
Net income shares | shares		253,500
Reverse merger transaction cost		$ 4,300
ASM Former Shareholder [Member]
Organization and Business Operation (Textual)
Stock issued in reverse merger | shares		48,000
Equity interest in acquired		16.00%
Service fees		$ 900
Net income shares | shares		253,500
Commission percentage		3.00%